EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2024		Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average expected term		7 years 8 months 15 days	[1]	6 years 21 days
Weighted average exercise price of outstanding		$ 6.11	[1]	$ 17.48
Weighted average period over which unrecognized cost expected to be recognized		5 months 26 days
Benefit Plan 401k [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
401(k) Plan, percentage for employee maximum contribution amount		90.00%
401(k) employer contributions		$ 0		$ 0
Unvested Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards		$ 294,000
Weighted average period over which unrecognized cost expected to be recognized		1 year 10 months 6 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards		$ 73,000
Stock Incentive Plan Twenty Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at end of period		0
Stock Incentive Plan Twenty Ten [Member] | Common Stock Subject To Outstanding Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at end of period		14,907
Stock Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available at end of period		530,613
Share based compensation shares authorized for grants	1,032,818	699,485
Additional shares authorized	333,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 1.36		$ 4.16
Interest rate, minimum		3.58%		3.89%
Interest rate, maximum		4.96%		5.49%
Forfeitures amount		$ 13,000		$ 60,000
Grants amount				947,950
Vested amount		$ 326,000		$ 811,000
Stock Incentive Plan 2019 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value		1 year
Share price		$ 0.75
Weighted average expected term				1 year
Weighted average exercise price of outstanding				$ 2.40
Stock Incentive Plan 2019 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value		3 years
Share price		$ 4.87
Weighted average expected term		5 years
Weighted average exercise price of outstanding				$ 8.70

[1]	Options outstanding include options vested and expected to vest